Commitments And Contingent Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Operating lease agreements, expiring year	2020
Rent expenses	$ 6,570	$ 6,224	$ 5,408